Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares													12 Months Ended
	Dec. 28, 2017	Sep. 29, 2017	Jun. 14, 2017	Mar. 30, 2017	Dec. 22, 2016	Sep. 29, 2016	Jun. 24, 2016	Mar. 30, 2016	Dec. 11, 2015	Sep. 04, 2015	Jun. 10, 2015	Mar. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in equity [abstract]
Dividends paid per share (in USD per share)	$ 0.010	$ 0.010	$ 0.010	$ 0.010	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.12	$ 0.04	$ 0.50	$ 0.495
NPTI [Member]
Price per share (in USD per share)													$ 4.02